CASH FLOW ITEMS - Changes in Non-Cash Working Capital Items and Non-Current Ore Stockpiles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Receivables and other current assets	$ (36.9)	$ 16.7
Inventories and non-current ore stockpiles	(32.6)	(23.1)
Accounts payable and accrued liabilities	28.9	8.2
Movements in non-cash working capital items and non-current ore stockpiles	$ (40.6)	$ 1.8